Capital Structure (Details) $ / shares in Units, $ in Thousands								6 Months Ended		12 Months Ended
	Jun. 26, 2025 USD ($)	Apr. 22, 2025 USD ($) $ / shares	Apr. 01, 2025 USD ($) shares	Jan. 24, 2025 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	Jul. 11, 2024 Right $ / shares shares	Jun. 11, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 30, 2025 shares	Mar. 17, 2025 StockSplit
Preferred Shares [Abstract]
Preferred share stated amount (in dollars per share) | $ / shares								$ 0.001		$ 0.001
Dividend declared | $								$ 2,249	$ 0
Cumulative dividends on Series A Preferred Shares | $								(1,272)	(75)
January 2025 Offering [Abstract]
Number of units issued (in shares)				229,007
Share price (in dollars per share) | $ / shares				$ 52.4
Gross proceeds | $				$ 12,000
Issuance costs | $				$ 1,293
Class A Warrants [Abstract]
Loss on warrants, net | $								$ (537)	$ 0
Reverse Stock Split [Abstract]
Reverse stock split ratio			0.025
Common shares, shares outstanding (in shares)			2,185,230					2,185,230		36,250	87,410,311
Dividends to Common Shareholders [Abstract]
Returned additional paid-in capital | $			$ 3,000
2024-Q4 Dividends [Member]
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared		Apr. 22, 2025
Cash dividends (in dollars per share) | $ / shares		$ 0.07
Cash dividends declared | $		$ 153
Dividend paid date		May 30, 2025
Dividend payable, record date		May 16, 2025
Minimum [Member]
Reverse Stock Split [Abstract]
Number of reverse stock splits authorized to implement | StockSplit												1
Rights Agreement [Member]
Rights Agreement [Abstract]
Number of rights with each common share | Right						1
Beneficial ownership percentage						10.00%
Threshold beneficial ownership percentage by passive institutional investor						15.00%
Warrants and rights maturity date						Jul. 11, 2034
Class A Warrants [Member]
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares)				1
Class A Warrants [Abstract]
Loss on warrants, net | $								$ (537)
Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares)								2,290,076
Class A Warrants [Member] | Minimum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares)								343,511
Placement Agent's Warrant [Member]
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares				$ 57.64
Number of warrants exercised (in shares)								0
Placement Agent's Warrant [Member] | Maximum [Member]
Placement Agent's Warrant [Abstract]
Warrants issued (in shares)				11,450
Common Stock [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)							5,000
Initial Public Offering [Abstract]
Number of shares issued by initial public offering (in shares)					31,250			2,148,980
Initial public offering (in dollars per share) | $ / shares					$ 160
Gross proceeds from initial public offering | $					$ 5,000
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares)				1
Common Stock [Member] | First Representative's Warrant [Member]
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares					$ 176
Number of warrants exercised (in shares)								0
Common Stock [Member] | First Representative's Warrant [Member] | Maximum [Member]
Rights Agreement [Abstract]
Number of warrant (in shares)					2,000
Common Stock [Member] | Class A Warrants [Member]
Class A Warrants [Abstract]
Common stock issued upon exercise of warrants (in shares)								1,920,000
Common Stock [Member] | Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of warrants exercisable (in shares)								49
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)								15,000
Preferred share stated amount (in dollars per share) | $ / shares								$ 1,000
Consecutive trading days								5 days
Dividend rate								15.92%	9.00%
Dividends declared and paid on preferred stock | $								$ 0		$ 0
Dividend declared | $								$ 2,249
Shares issued for payment of dividends (in shares)								2,249
Cumulative dividends on Series A Preferred Shares | $								$ 0		$ (977)
Dividends, Preferred Stock [Abstract]
Dividends distributed | $								$ 0	$ 0
Series A Preferred Shares [Member] | 2025-Q2 Dividends [Member]
Preferred Shares [Abstract]
Dividend declared | $	$ 2,249
Shares issued for payment of dividends (in shares)								2,249
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared	Jun. 26, 2025
Series A Preferred Shares [Member] | Maximum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)								1.33
Series A Preferred Shares [Member] | Minimum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)								1.3
Series A Preferred Shares [Member] | Common Stock [Member]
Preferred Shares [Abstract]
Conversion price (in dollars per share) | $ / shares								$ 240
Shares issued for payment of dividends (in shares)								0
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)							1,500,000
Voting power of each preferred share in number of common shares (in shares)							1,000
Preferred shares voting power							1,000
Series C Preferred Stock [Member] | Rights Agreement [Member]
Rights Agreement [Abstract]
Number of warrant (in shares)						0.001
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares						$ 1,000